Notes Payable, Related Parties (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Notes Payable Related Parties Details Narrative
Notes Payable Principal	$ 5,297,743		$ 5,297,743		$ 5,222,259	$ 5,364,572
Debt Discount	75,000		75,000		150,484	8,171
Interest Payable, Current	842,653		842,653		685,907	109,426
Interest Expense, Related Party	$ 194,246	$ 143,281	$ 383,457	$ 283,459	$ 634,169	$ 541,982